Shareholder Report, Holdings (Details) - C000240297	Jul. 31, 2026
Y41053102 | International Seaways, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
56585A102 | Marathon Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
49456B101 | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
83418M103 | Solaris Energy Infrastructure, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.40%
013091103 | Albertsons Companies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.40%
890516107 | Tootsie Roll Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
189054109 | Clorox Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
443573100 | HubSpot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
98139A105 | Workiva, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
G1151C101 | Accenture PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Financials336901103
Holdings [Line Items]
Percent of Total Investments	100.00%
Health CareBLUEP1473
Holdings [Line Items]
Percent of Total Investments	0.00%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Communications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%